Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income (Loss)
Net income	$ 1,177.9	$ 1,329.9	$ 1,035.6
Other Comprehensive Items:
Currency translation adjustment	293.7	(340.8)	(27.2)
Unrealized gains on available-for-sale investments (net of tax provision of $0.1, $1.1 and $0.5)	0.7	3.6	1.0
Unrealized gains (losses) on hedging instruments (net of tax provision (benefit) of $2.0, $(21.7) and $0.1)	3.3	(35.4)	0.2
Pension and other postretirement benefit liability adjustments (net of tax benefit of $18.4, $36.9 and $9.7)	(48.6)	(70.5)	(22.4)
Total other comprehensive items	249.1	(443.1)	(48.4)
Comprehensive Income (Loss)	$ 1,427.0	$ 886.8	$ 987.2